Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Shengfeng Development Limited
Entity Central Index Key	0001863218
Entity File Number	001-41674
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Shengfeng Building
Entity Address, Address Line Two	No. 478 Fuxin East Road Jin’an District
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	SFWL
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	40,617,513
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	41,880,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Guoping Zheng, Chief Financial Officer
Contact Personnel Email Address	Email: guoping.zheng@sfwl.com.cn
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	591-83619860